Note 11 - Property, Plant and Equipment - Summary of Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Thousands			12 Months Ended
		Sep. 01, 2019	Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Balance			$ 1,686,067
Additions			118,936	[1]	$ 140,728	[2]
Balance			1,272,091		1,686,067
Balance			(1,686,067)
Impairment		$ 214,400
Balance			(1,272,091)		(1,686,067)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance			3,478,105		3,225,974
Additions			214,635		399,103
Disposal			(17,402)	[3]	(6,911)
Transfers			0		0
Reclassified to assets held- for-sale (note 7)					(140,061)
Amount derecognized to loss of control of the Kumtor Mine			(2,114,011)
Impairment reversal			160,000
Balance			1,721,327		3,478,105
Balance			(3,478,105)		(3,225,974)
Disposals			17,402	[3]	6,911
Reclassified to assets held-for-sale (note 7)					140,061
Amount derecognized to loss of control of the Kumtor Mine			2,114,011
Balance			(1,721,327)		(3,478,105)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance			(1,792,038)		(1,556,458)
Disposal			6,329		4,303
Reclassified to assets held- for-sale (note 7)					419
Balance			(449,236)		(1,792,038)
Balance			1,792,038		1,556,458
Charge for the year			148,164		232,913
Disposals			(6,329)		(4,303)
Impairment	[4]				7,389
Reclassified to assets held-for-sale (note 7)					(419)
Balance			449,236		1,792,038
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine			1,484,637
Amount derecognized to loss of control of the Kumtor Mine			(1,484,637)
Buildings, plant and equipment [member]
Statement Line Items [Line Items]
Balance			891,223
Balance			835,475		891,223
Balance			(891,223)
Balance			(835,475)		(891,223)
Buildings, plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance			2,040,417		1,740,855
Additions			14,098		7,866
Disposal			(17,402)	[3]	(6,911)
Transfers			61,249		299,232
Reclassified to assets held- for-sale (note 7)					(625)
Impairment reversal			125,774
Balance			1,187,586		2,040,417
Balance			(2,040,417)		(1,740,855)
Disposals			17,402	[3]	6,911
Reclassified to assets held-for-sale (note 7)					625
Balance			(1,187,586)		(2,040,417)
Buildings, plant and equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance			(1,149,194)		(997,901)
Disposal			6,329		4,303
Reclassified to assets held- for-sale (note 7)					419
Balance			(352,111)		(1,149,194)
Balance			1,149,194		997,901
Charge for the year			114,634		156,015
Disposals			(6,329)		(4,303)
Impairment	[4]				0
Reclassified to assets held-for-sale (note 7)					(419)
Balance			352,111		1,149,194
Buildings, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine			905,388
Amount derecognized to loss of control of the Kumtor Mine			(905,388)
Mining property [member]
Statement Line Items [Line Items]
Balance	[5]		353,189
Balance	[5]		354,898		353,189
Balance	[5]		(353,189)
Balance	[5]		(354,898)		(353,189)
Mining property [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	[5]		550,892		627,075
Additions	[5]		17,819		40,195
Disposal	[5]		0	[3]	0
Transfers			0		23,058
Reclassified to assets held- for-sale (note 7)	[5]				(139,436)
Amount derecognized to loss of control of the Kumtor Mine	[5]		(186,066)
Impairment reversal	[5]		34,226
Balance	[5]		416,871		550,892
Balance	[5]		(550,892)		(627,075)
Disposals	[5]		(0)	[3]	(0)
Reclassified to assets held-for-sale (note 7)	[5]				139,436
Amount derecognized to loss of control of the Kumtor Mine	[5]		186,066
Balance	[5]		(416,871)		(550,892)
Mining property [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance	[5]		(197,703)		(166,269)
Disposal	[5]		0		0
Reclassified to assets held- for-sale (note 7)	[5]				0
Balance	[5]		(61,973)		(197,703)
Balance	[5]		197,703		166,269
Charge for the year	[5]		20,250		24,045
Disposals	[5]		0		0
Impairment	[4],[5]				7,389
Reclassified to assets held-for-sale (note 7)	[5]				0
Balance	[5]		61,973		197,703
Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine	[5]		155,980
Amount derecognized to loss of control of the Kumtor Mine	[5]		(155,980)
Capitalized stripping costs [member]
Statement Line Items [Line Items]
Balance			338,855
Balance			23,910		338,855
Balance			(338,855)
Balance			(23,910)		(338,855)
Capitalized stripping costs [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance			783,996		583,498
Additions			67,075		200,498
Disposal			0	[3]	0
Transfers			0		0
Reclassified to assets held- for-sale (note 7)					0
Amount derecognized to loss of control of the Kumtor Mine			(792,009)
Impairment reversal			0
Balance			59,062		783,996
Balance			(783,996)		(583,498)
Disposals			(0)	[3]	(0)
Reclassified to assets held-for-sale (note 7)					(0)
Amount derecognized to loss of control of the Kumtor Mine			792,009
Balance			(59,062)		(783,996)
Capitalized stripping costs [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance			(445,141)		(392,288)
Disposal			0		0
Reclassified to assets held- for-sale (note 7)					0
Balance			(35,152)		(445,141)
Balance			445,141		392,288
Charge for the year			13,280		52,853
Disposals			0		0
Impairment	[4]				0
Reclassified to assets held-for-sale (note 7)					0
Balance			35,152		445,141
Capitalized stripping costs [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine			423,269
Amount derecognized to loss of control of the Kumtor Mine			(423,269)
Construction in progress [member]
Statement Line Items [Line Items]
Balance			102,800
Balance			57,808		102,800
Balance			(102,800)
Balance			(57,808)		(102,800)
Construction in progress [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance			102,800		274,546
Additions			115,643		150,544
Disposal			0	[3]	0
Transfers			(61,249)		(322,290)
Reclassified to assets held- for-sale (note 7)					0
Amount derecognized to loss of control of the Kumtor Mine			(99,386)
Impairment reversal			0
Balance			57,808		102,800
Balance			(102,800)		(274,546)
Disposals			(0)	[3]	(0)
Reclassified to assets held-for-sale (note 7)					(0)
Amount derecognized to loss of control of the Kumtor Mine			99,386
Balance			(57,808)		(102,800)
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance			(0)		(0)
Disposal			0		0
Reclassified to assets held- for-sale (note 7)					0
Balance			(0)		(0)
Balance			0		0
Charge for the year			0		0
Disposals			0		0
Impairment	[4]				0
Reclassified to assets held-for-sale (note 7)					0
Balance			0		$ 0
Construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine			0
Amount derecognized to loss of control of the Kumtor Mine			$ 0

[1]	Excludes additions to property, plant and equipment related to discontinued operations of $95.7 million.
[2]	Excludes additions to property, plant and equipment related to discontinued operations of $258.4 million.
[3]	Relates primarily to the disposal of the unutilized plot of land near the Thomson Creek Mine.
[4]	Relates to non-core exploration properties that were impaired to their recoverable amounts. The loss of $7.4 million is included in the non-operating expenses in the consolidated statements of (loss) earnings.
[5]	Includes revenue earned from sales at the Öksüt Mine net of related costs of $6.9 million attributable to gold ounces sold prior to achieving commercial production on May 31, 2020.